INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss	$ 759,000	$ 590,000
Net operating loss state	392,000	590,000
Valuation allowance increase	254,957	12,701
Accrued interest or penalties	$ 0	$ 0
Tax years examination	2017 to 2022 tax years remained subject to examination